Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant accounting policies
Schedule of estimated useful lives of property, plant and equipment
Computer equipment	5 years
Furniture and equipment	5 years
Leasehold improvements	Lesser of 5 years or remaining lease term
TMS devices	10 years

Schedule of estimated useful lives of intangible assets
Covenants not to compete	5 years
Management services agreement	15 years